Restructuring Costs (Tables)	12 Months Ended
Mar. 31, 2018
Restructuring Costs [Abstract]
Schedule of Restructuring Expense
The composition of restructuring liabilities by financial statement line items is as follows:

	As of
(in millions)	March 31, 2018	March 31, 2017
Accrued expenses and other current liabilities	$367	$171
Other long-term liabilities	153	6
Total	$520	$177

Schedule of Restructuring Activities
Restructuring activities, summarized by plan year, were as follows:

	Restructuring Liability as of March 31, 2017	Acquired Balance as of April 1, 2017	Costs Expensed, Net of Reversals(1)	Costs Not Affecting Restructuring Liability(2)	Cash Paid	Other(3)	Restructuring Liability as of March 31, 2018
Fiscal 2018 Plans
Workforce Reductions	$—	n/a	$624	$(10)	$(367)	$10	$257
Facilities Costs	—	n/a	202	(4)	(102)	2	98
Total	$—	n/a	$826	$(14)	$(469)	$12	$355

Fiscal 2017 Plan
Workforce Reductions	$155	n/a	$(32)	$(2)	$(112)	$10	$19
Facilities Costs	6	n/a	—	—	(5)	2	3
Total	$161	n/a	$(32)	$(2)	$(117)	$12	$22

Fiscal 2016 Plan
Workforce Reductions	$8	n/a	$(2)	$1	$(4)	$—	$3
Facilities Costs	5	n/a	—	—	(3)	—	2
Total	$13	n/a	$(2)	$1	$(7)	$—	$5

Fiscal 2015 Plan
Workforce Reductions	$3	n/a	$—	$—	$(2)	$—	$1
Facilities Costs	—	n/a	—	—	—	—	—
Total	$3	n/a	$—	$—	$(2)	$—	$1

Acquired Liabilities
Workforce Reductions	n/a	$255	$—	$(2)	$(152)	$9	$110
Facilities Costs	n/a	70	(3)	(3)	(37)	—	27
Total	n/a	$325	$(3)	$(5)	$(189)	$9	$137

(1) Costs expensed, net of reversals include $34 million, $3 million, and $3 million of costs reversed from the Fiscal 2017 Plan, Fiscal 2016 Plan and Acquired liabilities, respectively.
(2) Pension benefit augmentations recorded as a pension liability and asset impairment.
(3) Foreign currency translation adjustments.

	Restructuring Liability as of April 1, 2016	Costs Expensed, Net of Reversals(1)	Costs Not Affecting Restructuring Liability(2)	Cash Paid	Other(3)	Restructuring Liability as of March 31, 2017
Fiscal 2017 Plan
Workforce Reductions	$—	$239	$(6)	$(79)	$1	$155
Facilities Costs	—	9	—	(3)	—	6
Total	$—	$248	$(6)	$(82)	$1	$161

Fiscal 2016 Plan
Workforce Reductions	$29	$(3)	$—	$(17)	$(1)	$8
Facilities Costs	30	(4)	—	(20)	(1)	5
Total	$59	$(7)	$—	$(37)	$(2)	$13

Fiscal 2015 Plan
Workforce Reductions	$29	$(3)	$—	$(22)	$(1)	$3
Facilities Costs	—	—	—	—	—	—
Total	$29	$(3)	$—	$(22)	$(1)	$3

(1) Costs expensed, net of reversals include $7 million and $3 million of costs reversed from the Fiscal 2016 Plan and Fiscal 2015 Plan, respectively.
(2) Pension benefit augmentations recorded as a pension liability.
(3) Foreign currency translation adjustments.